FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
FAIR VALUE MEASUREMENTS [Line Items]
Total loss	¥ (39)	$ (6)	¥ 0
Derivative liability:	5,863
Significant unobservable inputs (Level 3)
FAIR VALUE MEASUREMENTS [Line Items]
Derivative liability:	¥ 5,863